Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Common stocks: 99.05%
Communication services: 6.75%
Entertainment: 1.68%
Activision Blizzard Incorporated	117,437	$ 9,182,399
Interactive media & services: 4.10%
Alphabet Incorporated Class C †	7,557	22,409,603
Media: 0.97%
Discovery Incorporated Class A †«	226,409	5,307,022
Consumer discretionary: 14.14%
Auto components: 1.36%
Lear Corporation	43,363	7,451,932
Household durables: 2.98%
PulteGroup Incorporated	174,572	8,393,422
Whirlpool Corporation	37,585	7,924,046
		16,317,468
Internet & direct marketing retail: 2.56%
Amazon.com Incorporated †	4,156	14,015,819
Leisure products: 1.44%
The Brunswick Corporation	84,319	7,849,256
Multiline retail: 2.03%
Target Corporation	42,664	11,076,428
Specialty retail: 3.77%
O'Reilly Automotive Incorporated †	16,115	10,028,687
The Home Depot Incorporated	28,537	10,608,344
		20,637,031
Consumer staples: 2.18%
Food & staples retailing: 2.18%
Costco Wholesale Corporation	24,204	11,897,234
Energy: 3.56%
Oil, gas & consumable fuels: 3.56%
Chevron Corporation	63,433	7,262,444
ConocoPhillips	163,913	12,209,879
		19,472,323
Financials: 14.27%
Banks: 5.97%
Citigroup Incorporated	144,598	10,000,398
Citizens Financial Group Incorporated	204,384	9,683,714
JPMorgan Chase & Company	76,173	12,941,031
		32,625,143
Capital markets: 6.40%
BlackRock Incorporated	12,294	11,598,897
See accompanying notes to portfolio of investments

Allspring Large Cap Core Fund  |  1

Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Capital markets (continued)
Evercore Partners Incorporated Class A	77,364	$ 11,746,950
The Goldman Sachs Group Incorporated	28,189	11,651,923
		34,997,770
Insurance: 1.90%
Fidelity National Financial Incorporated	217,316	10,411,610
Health care: 16.11%
Biotechnology: 4.48%
AbbVie Incorporated	58,886	6,752,458
Regeneron Pharmaceuticals Incorporated †	13,208	8,452,328
United Therapeutics Corporation †	48,870	9,322,441
		24,527,227
Health care equipment & supplies: 1.35%
Hologic Incorporated †	100,551	7,371,394
Health care providers & services: 5.50%
Anthem Incorporated	23,994	10,440,509
CVS Health Corporation	106,478	9,506,356
Laboratory Corporation of America Holdings †	35,298	10,131,232
		30,078,097
Life sciences tools & services: 1.86%
Danaher Corporation	32,540	10,144,996
Pharmaceuticals: 2.92%
Bristol-Myers Squibb Company	110,663	6,462,719
Pfizer Incorporated	217,575	9,516,731
		15,979,450
Industrials: 7.29%
Building products: 1.78%
Masco Corporation	148,437	9,730,045
Construction & engineering: 1.83%
EMCOR Group Incorporated	82,525	10,025,962
Machinery: 1.62%
Cummins Incorporated	36,914	8,853,454
Road & rail: 2.06%
J.B. Hunt Transport Services Incorporated	57,151	11,269,606
Information technology: 29.01%
Electronic equipment, instruments & components: 3.30%
CDW Corporation of Delaware	49,198	9,182,807
Zebra Technologies Corporation Class A †	16,660	8,895,607
		18,078,414
IT services: 2.98%
Cognizant Technology Solutions Corporation Class A	104,645	8,171,728
MasterCard Incorporated Class A	24,179	8,112,538
		16,284,266
See accompanying notes to portfolio of investments

2  |  Allspring Large Cap Core Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 5.20%
Applied Materials Incorporated	84,838	$ 11,593,113
Intel Corporation	143,791	7,045,759
Qorvo Incorporated †	58,351	9,816,389
		28,455,261
Software: 12.02%
Adobe Incorporated †	17,355	11,286,998
Fortinet Incorporated †	34,969	11,761,473
Microsoft Corporation	96,629	32,044,109
Oracle Corporation	110,808	10,630,920
		65,723,500
Technology hardware, storage & peripherals: 5.51%
Apple Incorporated	201,036	30,115,193
Materials: 3.86%
Metals & mining: 3.86%
Nucor Corporation	103,035	11,503,858
Reliance Steel & Aluminum Company	65,660	9,596,866
		21,100,724
Real estate: 1.88%
Equity REITs: 1.88%
Weyerhaeuser Company	288,290	10,297,719
Total Common stocks (Cost $339,339,024)		541,686,346

		Yield
Short-term investments: 2.02%
Investment companies: 2.02%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	5,652,015	5,652,015
Securities Lending Cash Investments LLC ♠∩∞		0.03	5,418,200	5,418,200
Total Short-term investments (Cost $11,070,215)				11,070,215
Total investments in securities (Cost $350,409,239)	101.07%			552,756,561
Other assets and liabilities, net	(1.07)			(5,850,009)
Total net assets	100.00%			$546,906,552

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Allspring Large Cap Core Fund  |  3

Portfolio of investments—October 31, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,053,285	$14,921,064	$(13,322,334)	$0	$0	$5,652,015	5,652,015	$297
Securities Lending Cash Investments LLC	6,811,260	5,091,475	(6,484,535)	0	0	5,418,200	5,418,200	357#
				$0	$0	$11,070,215		$654

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Allspring Large Cap Core Fund

Notes to portfolio of investments—October 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Allspring Large Cap Core Fund  |  5

Notes to portfolio of investments—October 31, 2021 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$36,899,024	$0	$0	$36,899,024
Consumer discretionary	77,347,934	0	0	77,347,934
Consumer staples	11,897,234	0	0	11,897,234
Energy	19,472,323	0	0	19,472,323
Financials	78,034,523	0	0	78,034,523
Health care	88,101,164	0	0	88,101,164
Industrials	39,879,067	0	0	39,879,067
Information technology	158,656,634	0	0	158,656,634
Materials	21,100,724	0	0	21,100,724
Real estate	10,297,719	0	0	10,297,719
Short-term investments
Investment companies	11,070,215	0	0	11,070,215
Total assets	$552,756,561	$0	$0	$552,756,561
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended October 31, 2021, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring Large Cap Core Fund